SCHEDULE OF INCOME TAX EXPENSES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Income Tax Disclosure [Abstract]
Current income tax expense	$ 834	$ 6,506	$ 7,993	$ 9,164
Deferred income tax benefit	(1,255)	(9,787)	(7,673)	(16,945)
Income tax (benefit) expense	$ (421)	$ (3,281)	$ 320	$ (7,781)